Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Finance Expenses
Schedule of components of interest expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Interest expense	$65,131	$69,567	$39,912
Amortization of debt issuance cost and fair value of debt assumed	2,221	2,503	2,692
Total interest expense	$67,352	$72,070	$42,604

Schedule of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Bank fees, charges	$258	$554	$294
Guarantee costs	60	—	—
Commitment fees	40	35	334
Total other finance expense	$358	$589	$628